STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Stock Option Activity

The following table summarizes the stock option activity (in thousands, except per share amounts):

	Shares	Weighted Average Option Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Outstanding as of December 31, 2013	10,828	$6.15
Granted	750	$23.00	$9.40
Exercised	(337)	$6.62		$5,483
Adjustment related to 2013 performance	27	$5.57	$3.60

Outstanding as of March 31, 2014	11,268	$7.26		$196,263

Exercisable at March 31, 2014	7,669	$6.30		$140,946
Expected to vest	3,526	$9.07		$55,061

The following table, which has been revised to reflect the repricing of stock option exercise prices, summarizes the Company’s stock option activity (in thousands, except per share data):

Successor	Shares	Weighted Average Option Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value

Outstanding as of December 31, 2012	10,206	$8.33
Granted	713	$12.38	$4.69
Exercised	(239)	$6.10
Adjustment related to 2012 performance	462	$9.19	$5.10
Forfeited or expired	(314)	$6.21	$3.82

Outstanding as of December 31, 2013 (1)	10,828	$6.15		$138,353

Exercisable at December 31, 2013	5,923	$6.15		$75,717
Expected to vest	4,861	$6.16		$62,090

(1)	The weighted-average exercise price at December 31, 2013 reflects the adjustment that was made for the 2013 dividends with respect to options granted after the Carlyle acquisition, as described above.

Summary of Exercise Price

The exercise prices of outstanding options at March 31, 2014 were in the following ranges:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares (in thousands)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price Per Share	Shares (in thousands)	Weighted Average Exercise Price Per Share
$2.96 to $5.35	1,476	3.4	$4.04	1,476	$4.04
$5.36 to $5.67	1,344	7.9	$5.57	807	$5.57
$5.68 to $8.54	5,326	6.8	$5.74	3,014	$5.74
$8.55 to $8.90	2,372	6.3	$8.67	2,372	$8.67
$8.91 to $23.00	750	9.9	$23.00	—	$—

$2.96 to $23.00	11,268	6.6	$7.26	7,669	$6.30

The exercise prices of outstanding options at December 31, 2013 were in the following ranges:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares (in thousands)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price Per Share	Shares (in thousands)	Weighted Average Exercise Price Per Share
$2.96 to $5.35	1,476	3.6	$4.04	1,476	$4.04
$5.36 to $5.68	1,421	8.1	$5.57	685	$5.57
$5.69 to $8.54	5,459	7.0	$5.73	1,990	$5.73
$8.55 to $8.90	2,472	7.6	$8.68	1,772	$8.59

$2.96 to $8.90	10,828	6.8	$6.15	5,923	$6.15

Summary of Weighted Average Assumptions Used to Estimate Fair Value of Stock Option

The following table presents the weighted average assumptions used to estimate the fair value of stock option awards granted.

	Three Months Ended March 31,
	2014	2013
Expected option term (in years)	5.0	3.8
Risk-free interest rate	1.5%	0.4%
Expected volatility	45.0%	75.0%
Estimated marketability discount	—%	15.0%
Expected dividend yield	—%	—%
Weighted average exercise price	$23.00	$11.11
Weighted average fair value at grant date	$9.40	$4.09

The following table presents the weighted average assumptions used to estimate the fair value of stock option awards granted (No options were granted following the IPO in 2013):

	Successor	Successor	Successor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011
Expected option term (in years)	3.0	4.0	4.5
Risk-free interest rate	0.4%	0.7%	1.8%
Expected volatility	75.0%	75.0%	75.0%
Estimated marketability discount	15%	30.0%	30.0%
Expected dividend yield	0%	0%	0%
Weighted average fair value at grant date	$4.69	$3.24	$3.96

Summary of RSU activity

The following table summarizes the RSU activity for the year ended December 31, 2013 (in thousands, except per share data):

Successor	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Outstanding and non-vested as of December 31, 2012	—	—
Granted	5	$14.99

Outstanding and non-vested as of December 31, 2013	5	$14.99

Restricted Stock Units (RSUs) [Member]
Summary of RSU activity

The following table summarizes the RSU activity (in thousands, except per share data):

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Outstanding and non-vested as of December 31, 2013	5	$14.99
Granted	366	$22.96

Outstanding and non-vested as of March 31, 2014	371	$22.85